Pro Forma and Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Potential increase in interest expense	$ 3,700	$ 6,000
Repurchase Agreements
Weighted average accounting yield		0.72%
Benchmark interest change		0.125%
Notes Payable and Repurchase Agreements
Weighted average accounting yield		0.83%
Repurchase agreement realted to Consumer Loan Companies		150,000
Notes payable related to Excess MSRs		75,000
Notes payable related to Purchased Servicer Advances		2,900,000
Notes payable related to Residential Mortgage Loans		22,800
Funding costs of repurchase agreements		4.17%
Funding costs of notes payable - Purchased Servicer Advances		3.29%
Funding costs of notes payable - Residential Mortgage Loans		3.42%
ABS Subprime
Face value of Agency RMBS acquired subsequent to period end		1,400,000
Weighted average accounting yield		1.38%
Benchmark interest change		0.125%
Potential increase in interest income	$ 600	$ 1,800